Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 23, 2012	Apr. 17, 2012	Sep. 20, 2012	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note Payble Mining Equipment 5 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment				$ 1,339	$ 1,339	$ 1,339
Note Payable Mining Equipment 2 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		$ 950		950	950	950
Note Payable Mining Equipment 3 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	$ 6,060			6,060	6,060	6,060
Note Payable Mining Equipment 4 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment				9,122	9,122	9,122
Note Payable Mining Site Vehicle [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment			$ 628	628	628	628
Note Payable Insurance Company [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment				21,531	21,531	21,531
Note Payable Insurance Company 2 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment				$ 6,094	$ 6,094	$ 6,094